Investment Objectives and Goals - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson™ K-Beauty ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Guinness Atkinson™ K-Beauty ETF (the “K-Beauty ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the Indxx K-Beauty Index (the “Index”).